Putnam
Classic Equity
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

We are pleased to note how well a decision made in early 2000 by Putnam Classic Equity Fund's managers has worked out. The shift to a relative value stock selection approach proved especially effective during the semiannual period ended May 31, 2001.

While past performance can never be taken as a guarantee of future returns, fund managers Deborah Kuenstner and Coleman Lannum have been gratified by the results of their refinement in the fund's strategy. In the following report, Debbie and Cole review fund performance during the period, which represented a continuation of the challenging environment that has beset equity investors for more than a year.

We are impressed by the managers' ability to uncover hidden value in the beleaguered technology sector and to identify undervalued blue chip stocks. We believe you will also find their report compelling.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 18, 2001

REPORT FROM FUND MANAGEMENT

Deborah F. Kuenstner
Coleman N. Lannum

The semiannual period ended May 31, 2001, was a challenging one for equity investors, whether their strategy favored value, growth, or some combination of the two. Weakness in the economy persisted as energy costs rose to heights that made them not only a nightly news story but a major political issue as well. The technology and telecommunications sectors continued to roil the market as one company after another reported earnings disappointments, and the Federal Reserve Board implemented five separate interest-rate reductions in its efforts to stave off a recession. Amid the uncertainty, caution, and disappointment, Putnam Classic Equity Fund's carefully constructed portfolio not only returned strong results, but also outperformed its competitive benchmark -- the Standard & Poor's 500 Index -- that lost ground over the same timeframe.

Total return for 6 months ended 5/31/01

      Class A           Class B           Class C           Class M
    NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
-----------------------------------------------------------------------
    5.29%   -0.73%    4.93%   -0.07%    4.91%   3.91%    5.03%    1.37%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* RELATIVE VALUATION APPROACH ALLOWS FOR STRONG CONTRIBUTION FROM
TECHNOLOGY SECTOR

Long-term shareholders may recall our decision in early 2000 to refine your fund's investment strategy and adopt a relative value approach to stock selection. Events of the past six months have done more to validate this decision than results over any previous period for the fund. With a relative value approach, we examine undervalued stocks within each industry sector in addition to those that were undervalued when compared to the market as a whole. As a result, we have opened up sectors for evaluation that are not typically represented in a value fund. The more inclusive definition of value directly and positively influenced performance for the period as stock selections from a nontraditional value sector, technology, made a robust contribution to your fund's excellent performance.


[GRAPHIC OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking                    11.5%

Oil and gas                 9.8%

Pharmaceuticals             9.2%

Computers                   5.7%

Conglomerates               5.4%

* Based on net assets as of 5/31/01. Holdings will vary over time.


One of those investments was Dell Computer. Dell, a major PC vendor, has been one of the few in its industry to take advantage of the lingering weakness in their market. An extra-lean operating structure and a direct Internet-based sales approach have allowed the company to pressure competitors and increase its market share. Since its costs have been lower than the industry average, Dell has been able to reduce prices and remain profitable. Recently the investment community, which had punished Dell along with most other PC makers, began to recognize the company's inherent advantages and the stock rebounded strongly. Your fund participated fully in the recovery as the value of Dell stock increased over 26% during the period.


"Deborah Kuenstner implemented a new plan when she took charge of this fund in early 2000...The switch to a more supple strategy has produced hearty results ever since."

-- William Samuel Rocco, Morningstar.com, March 8, 2001


With the slowdown in the economy, an important element of our strategy in evaluating technology stocks was to avoid companies that relied on capital spending and to concentrate on those companies, mostly software producers, with a stronger financial base. This strategy paid off nicely with the fund's investment in BMC Software, which appreciated 38% for the period. BMC's core business is providing programming and performance tools and utilities, and data-compression and networking software for mainframe computers. Although the sale of mainframes has slowed, demand for systems-management software by the large installed customer base remains strong. At the same time, BMC has benefited from the galloping growth of the Internet-driven economy in which the penalties for not maintaining a dependable, around-the-clock Internet presence have become increasingly severe. While these holdings, as well as others mentioned in this report, were viewed favorably at the end of the reporting period, all are subject to review in accordance with the fund's investment strategy and may change in the future.

* MARKET RECONSIDERS UNDERVALUED BLUE CHIPS

One of the fund's core strategies has always been to search for attractively priced stocks of large, established companies that are leaders in their industries. The period now referred to as the "technology bubble" created many opportunities in this area as the market assigned artificially high valuations to technology stocks while unduly punishing high-quality non-tech companies. We took full advantage of these opportunities to buy many of these stocks at substantial discounts to their fair value and in doing so, upgraded the quality of your portfolio. The fund's positions in Bank of America and Lowe's Companies demonstrate how this strategy paid off.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Exxon Mobil Corp.
Oil and gas

Royal Dutch Petroleum Co. PLC ADR
Oil and gas

General Electric Co.
Conglomerate

Citigroup, Inc.
Financial

SBC Communications, Inc.
Regional Bells

Merck & Co., Inc.
Pharmaceuticals

Philip Morris Cos., Inc.
Tobacco

Microsoft Corp.
Software

Johnson & Johnson
Pharmaceuticals

Bank of America Corp.
Banking

These holdings represent 30.3% of the fund's net assets as of 5/31/01. Portfolio holdings will vary over time.


We identified Bank of America as a stock that was trading at unsustainably low values because of worries about problem loans. The concern was not completely unfounded, but proved to have less of an impact than the market anticipated. Investors began to come back to the stock at the same time the Fed began reducing interest rates. Unlike other sectors, financials tend to benefit quickly and directly from interest-rate changes, and the multiple reductions since the beginning of the year had a positive influence on Bank of America. The combination of factors fueled a 49% increase in the value of the stock.

One of our most successful selections in the entire portfolio came from the consumer cyclicals sector. Lowe's Companies is the country's second largest home-improvement retailer. Late in 2000, the stock was demolished by the one-two punches of falling lumber prices and the weakening economy. We saw potential value in the company's tight cost controls and intelligent inventory management. In short order, the price of lumber recovered, the company posted surprisingly strong earnings in a tough retailing environment, and interest-rate cuts began to bring consumers back to home-improvement initiatives. The stock showed dramatic resiliency, rebounding by 74% over the fund's six-month reporting period.

* FUND'S FLEXIBLE APPROACH SHOULD CONTINUE TO IDENTIFY VALUE OPPORTUNITIES

Over the remainder of fiscal 2001, we will continue to favor companies that are actively engaged in enhancing shareholder value through restructuring, shedding unprofitable businesses, embracing new technology, increasing efficiency, reducing costs, and introducing products and services. Companies that employ solid management practices, no matter what sector they are in, retain intrinsic value regardless of market conditions. In our opinion, the semiannual performance of the fund validates its relative value strategy. We believe the flexible strategy may help the fund prosper under a variety of market conditions, and over a complete market cycle.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/01, there is no guarantee the fund will continue to hold these securities in the future.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Classic Equity Fund is designed for investors seeking primarily capital growth but also current income potential through common stocks.

TOTAL RETURN FOR PERIODS ENDED 5/31/01

                     Class A         Class B         Class C         Class M
(inception dates)    (1/5/95)        (1/5/95)        (2/1/99)        (1/5/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          5.29%  -0.73%   4.93%  -0.07%   4.91%   3.91%   5.03%   1.37%
------------------------------------------------------------------------------
1 year            8.85    2.60    8.11    3.11    8.07    7.07    8.33    4.52
------------------------------------------------------------------------------
5 years          64.85   55.32   58.80   56.80   58.89   58.89   60.73   55.11
Annual average   10.51    9.21    9.69    9.41    9.70    9.70    9.96    9.18
------------------------------------------------------------------------------
Life of fund    141.74  127.85  130.27  130.27  130.62  130.62  134.03  125.82
Annual average   14.79   13.73   13.92   13.92   13.95   13.95   14.21   13.57
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/01

                                       Standard & Poor's              Consumer
                                               500 Index           price index
------------------------------------------------------------------------------
6 months                                          -3.90%                 1.89%
------------------------------------------------------------------------------
1 year                                           -10.55                  3.50
------------------------------------------------------------------------------
5 years                                          102.27                 13.35
Annual average                                    15.13                  2.54
------------------------------------------------------------------------------
Life of fund                                     204.36                 15.18
Annual average                                    18.99                  2.64
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/01

                       Class A         Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions (number)     2               1             1             2
------------------------------------------------------------------------------
Income                  $0.050          $0.001        $0.002        $0.016
------------------------------------------------------------------------------
Capital gains              --              --            --            --
------------------------------------------------------------------------------
  Total                 $0.050          $0.001        $0.002        $0.016
------------------------------------------------------------------------------
Share value:         NAV     POP         NAV           NAV       NAV     POP
------------------------------------------------------------------------------
11/30/00           $12.52  $13.28       $12.40        $12.48    $12.45  $12.90
------------------------------------------------------------------------------
5/31/01             13.13   13.93        13.01         13.09     13.06   13.53
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1               0.76%   0.72%         0.03%        0.06%     0.28%   0.27%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2              0.75    0.70          0.01         0.01      0.25    0.24
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)    (1/5/95)        (1/5/95)        (2/1/99)        (1/5/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -1.22%  -6.88%  -1.62%  -6.54%  -1.59%  -2.58%  -1.48%  -4.93%
------------------------------------------------------------------------------
1 year            7.26    1.11    6.40    1.40    6.46    5.46    6.73    3.03
------------------------------------------------------------------------------
5 years          61.17   51.92   55.03   53.03   55.39   55.39   57.09   51.57
Annual average   10.02    8.72    9.17    8.88    9.22    9.22    9.45    8.67
------------------------------------------------------------------------------
Life of fund    135.94  122.39  124.43  124.43  125.00  125.00  128.28  120.28
Annual average   14.16   13.13   13.29   13.29   13.33   13.33   13.58   12.96
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments, and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


THE FUND'S PORTFOLIO

May 31, 2001 (Unaudited)


COMMON STOCKS (97.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            342,400 Interpublic Group of Companies, Inc.                                             $   12,579,776

Aerospace and Defense (0.5%)
-------------------------------------------------------------------------------------------------------------------
            294,400 Lockheed Martin Corp.                                                                11,272,576

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
            616,000 Southwest Airlines Co.                                                               12,320,000

Banking (11.5%)
-------------------------------------------------------------------------------------------------------------------
            852,500 Bank of America Corp.                                                                50,510,625
            375,800 Bank of New York Co., Inc.                                                           20,522,438
            308,300 Bank One Corp.                                                                       12,208,680
            811,897 Charter One Financial, Inc.                                                          24,559,884
            537,355 Comerica, Inc.                                                                       30,575,500
            875,841 FleetBoston Financial Corp.                                                          36,426,227
          1,222,000 U.S. Bancorp                                                                         27,250,600
            504,800 Washington Mutual, Inc.                                                              17,980,976
            830,165 Wells Fargo & Co.                                                                    39,084,168
            208,600 Zions Bancorp                                                                        11,293,604
                                                                                                      -------------
                                                                                                        270,412,702

Beverage (2.9%)
-------------------------------------------------------------------------------------------------------------------
            469,000 Anheuser-Busch Cos., Inc.                                                            20,636,000
            372,500 Coca-Cola Co.                                                                        17,656,500
            634,500 PepsiCo, Inc.                                                                        28,400,220
                                                                                                      -------------
                                                                                                         66,692,720

Broadcasting (0.5%)
-------------------------------------------------------------------------------------------------------------------
            188,200 Clear Channel Communications, Inc. (NON)                                             11,474,554

Capital Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
            161,000 Eaton Corp.                                                                          12,590,200

Chemicals (2.4%)
-------------------------------------------------------------------------------------------------------------------
            317,800 Avery Dennison Corp.                                                                 18,584,944
            345,800 Dow Chemical Co.                                                                     12,383,098
            145,700 du Pont (E.I.) de Nemours & Co., Ltd.                                                 6,760,480
            345,300 PPG Industries, Inc.                                                                 19,198,680
                                                                                                      -------------
                                                                                                         56,927,202

Coal (0.3%)
-------------------------------------------------------------------------------------------------------------------
            176,700 Arch Coal, Inc.                                                                       5,451,195
             43,600 Peabody Energy Corp. (NON)                                                            1,480,220
                                                                                                      -------------
                                                                                                          6,931,415

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            673,200 Cendant Corp. (NON)                                                                  12,911,976

Computers (5.7%)
-------------------------------------------------------------------------------------------------------------------
          1,448,000 Compaq Computer Corp.                                                                23,153,520
          1,009,400 Dell Computer Corp. (NON)                                                            24,588,984
            800,400 Hewlett-Packard Co.                                                                  23,467,728
            398,800 IBM Corp.                                                                            44,585,840
            268,700 Lexmark International, Inc. (NON)                                                    16,656,713
                                                                                                      -------------
                                                                                                        132,452,785

Conglomerates (5.4%)
-------------------------------------------------------------------------------------------------------------------
          1,734,700 General Electric Co.                                                                 85,000,300
            187,255 Honeywell International, Inc.                                                         9,063,142
            566,200 Tyco International, Ltd. (Bermuda)                                                   32,528,190
                                                                                                      -------------
                                                                                                        126,591,632

Consumer Finance (0.6%)
-------------------------------------------------------------------------------------------------------------------
            232,100 Providian Financial Corp.                                                            13,173,996

Electric Utilities (4.0%)
-------------------------------------------------------------------------------------------------------------------
            478,700 Cinergy Corp.                                                                        16,922,045
            393,300 CMS Energy Corp.                                                                     11,669,211
            578,400 Entergy Corp.                                                                        24,986,880
            352,500 FirstEnergy Corp.                                                                    10,804,125
            430,100 Progress Energy, Inc.                                                                18,300,755
            255,500 Reliant Energy, Inc.                                                                 11,773,440
                                                                                                      -------------
                                                                                                         94,456,456

Electronics (2.7%)
-------------------------------------------------------------------------------------------------------------------
          1,276,200 Intel Corp.                                                                          34,470,162
          1,229,470 Motorola, Inc.                                                                       18,073,209
            528,000 Solectron Corp. (NON)                                                                11,388,960
                                                                                                      -------------
                                                                                                         63,932,331

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------
             74,300 Schlumberger, Ltd.                                                                    4,683,129
            207,600 Transocean Sedco Forex, Inc.                                                         11,096,220
                                                                                                      -------------
                                                                                                         15,779,349

Financial (5.2%)
-------------------------------------------------------------------------------------------------------------------
            362,600 American Express Co.                                                                 15,272,712
          1,609,700 Citigroup, Inc.                                                                      82,497,125
            298,900 Fannie Mae                                                                           24,641,316
                                                                                                      -------------
                                                                                                        122,411,153

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
             61,900 Quaker Oats Co. (The)                                                                 5,933,734

Health Care Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
            250,600 CIGNA Corp.                                                                          23,674,182
            404,800 Mckesson HBOC, Inc.                                                                  13,993,936
                                                                                                      -------------
                                                                                                         37,668,118

Insurance (2.2%)
-------------------------------------------------------------------------------------------------------------------
            167,300 Ace, Ltd.                                                                             6,482,875
            518,570 American General Corp.                                                               23,454,921
            129,400 Chubb Corp. (The)                                                                     9,750,290
            151,900 XL Capital, Ltd. (Bermuda)                                                           12,076,050
                                                                                                      -------------
                                                                                                         51,764,136

Investment Banking/Brokerage (4.1%)
-------------------------------------------------------------------------------------------------------------------
            235,100 Bear Stearns Cos., Inc. (The)                                                        12,777,685
            197,700 Goldman Sachs Group, Inc. (The)                                                      18,801,270
            692,200 J.P. Morgan Chase & Co.                                                              34,021,630
            467,100 Morgan Stanley, Dean Witter & Co.                                                    30,366,171
                                                                                                      -------------
                                                                                                         95,966,756

Lodging/Tourism (0.5%)
-------------------------------------------------------------------------------------------------------------------
            261,800 Marriott International, Inc. Class A                                                 12,398,848

Media (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,410,800 AT&T Corp. - Liberty Media Group Class A (NON)                                       23,771,980
            835,100 Disney (Walt) Productions, Inc.                                                      26,405,862
                                                                                                      -------------
                                                                                                         50,177,842

Medical Technology (0.5%)
-------------------------------------------------------------------------------------------------------------------
            191,100 St. Jude Medical, Inc. (NON)                                                         11,756,472

Metals (0.3%)
-------------------------------------------------------------------------------------------------------------------
            173,420 Alcoa, Inc.                                                                           7,483,073

Natural Gas Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------
            335,300 Enron Corp.                                                                          17,740,723
            393,700 NiSource, Inc.                                                                       12,322,810
                                                                                                      -------------
                                                                                                         30,063,533

Oil & Gas (9.8%)
-------------------------------------------------------------------------------------------------------------------
          1,200,126 Exxon Mobil Corp.                                                                   106,511,183
          1,430,800 Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                      87,250,184
            474,990 Tosco Corp.                                                                          23,721,001
            312,100 Unocal Corp.                                                                         12,062,665
                                                                                                      -------------
                                                                                                        229,545,033

Paper & Forest Products (1.2%)
-------------------------------------------------------------------------------------------------------------------
            996,100 Abitibi-Consolidated, Inc. (Canada)                                                   8,312,647
            343,500 International Paper Co.                                                              13,138,875
            426,100 Smurfit-Stone Container Corp.                                                         6,378,717
                                                                                                      -------------
                                                                                                         27,830,239

Pharmaceuticals (9.2%)
-------------------------------------------------------------------------------------------------------------------
            472,100 American Home Products Corp.                                                         29,883,930
            627,400 Bristol-Myers Squibb Co.                                                             34,030,176
            532,300 Johnson & Johnson                                                                    51,606,485
            850,100 Merck & Co., Inc.                                                                    62,048,799
            514,400 Pharmacia Corp.                                                                      24,979,264
            305,200 Schering-Plough Corp.                                                                12,803,140
                                                                                                      -------------
                                                                                                        215,351,794

Photography/Imaging (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,095,000 Xerox Corp.                                                                          10,851,450

Publishing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            183,160 Tribune Co.                                                                           7,863,059

Real Estate (0.5%)
-------------------------------------------------------------------------------------------------------------------
            292,700 Boston Properties, Inc. (R)                                                          11,672,876

Regional Bells (3.6%)
-------------------------------------------------------------------------------------------------------------------
          1,558,300 SBC Communications, Inc.                                                             67,084,815
            305,300 Verizon Communications                                                               16,745,705
                                                                                                      -------------
                                                                                                         83,830,520

Restaurants (0.8%)
-------------------------------------------------------------------------------------------------------------------
            622,500 McDonald's Corp.                                                                     18,849,300

Retail (1.9%)
-------------------------------------------------------------------------------------------------------------------
            854,000 Limited, Inc. (The)                                                                  13,920,200
            122,300 Lowe's Cos., Inc.                                                                     8,503,519
            576,700 Staples, Inc. (NON)                                                                   8,362,150
            438,600 TJX Cos., Inc. (The)                                                                 14,675,556
                                                                                                      -------------
                                                                                                         45,461,425

Software (5.0%)
-------------------------------------------------------------------------------------------------------------------
            593,700 BMC Software, Inc. (NON)                                                             14,189,430
            554,300 Cadence Design Systems, Inc. (NON)                                                   11,723,445
            532,400 Computer Associates International, Inc.                                              15,098,864
            816,900 Microsoft Corp. (NON)                                                                56,513,142
          1,702,900 Parametric Technology Corp. (NON)                                                    20,264,510
                                                                                                      -------------
                                                                                                        117,789,391

Technology Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
            335,200 Automatic Data Processing, Inc.                                                      18,013,648
            479,700 Convergys Corp. (NON)                                                                19,715,670
          1,267,000 KPMG Consulting, Inc. (NON)                                                          22,869,350
                                                                                                      -------------
                                                                                                         60,598,668

Telecommunications (1.5%)
-------------------------------------------------------------------------------------------------------------------
            186,900 ALLTEL Corp.                                                                         10,838,331
          1,243,000 Sprint Corp. (FON Group)                                                             25,245,330
                                                                                                      -------------
                                                                                                         36,083,661

Tobacco (2.6%)
-------------------------------------------------------------------------------------------------------------------
          1,188,100 Philip Morris Cos., Inc.                                                             61,080,221

Waste Management (1.0%)
-------------------------------------------------------------------------------------------------------------------
            818,600 Waste Management, Inc.                                                               22,904,428
                                                                                                      -------------
                    Total Common Stocks (cost $2,032,566,666)                                        $2,295,835,400

SHORT-TERM INVESTMENTS (2.5%) (a) (cost $58,474,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $58,474,000 Interest in $400,000,000 joint repurchase agreement dated May 31, 2001 with Morgan Stanley & Co., Inc. due
                    June 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $58,480,741 for an
                    effective yield of 4.15%.                                                        $   58,474,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,091,040,666) (b)                                      $2,354,309,400
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,345,082,112.

  (b) The aggregate identified cost on a tax basis is $2,099,685,809, resulting in gross unrealized appreciation and depreciation of $339,922,739 and $85,299,148, respectively, or net unrealized appreciation of $254,623,591.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

  (R) Real Estate Investment Trust.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2001 (Unaudited)

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,091,040,666) (Note 1)                                    $2,354,309,400
-------------------------------------------------------------------------------------------
Cash                                                                                    103
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   4,261,057
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,327,844
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   24,913,283
-------------------------------------------------------------------------------------------
Total assets                                                                  2,384,811,687

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 30,364,907
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        4,291,856
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,020,844
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          418,968
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       94,543
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,492
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,431,171
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              102,794
-------------------------------------------------------------------------------------------
Total liabilities                                                                39,729,575
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,345,082,112

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,179,008,848
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                        972,914
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (98,168,384)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      263,268,734
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,345,082,112

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,199,157,814 divided by 91,329,103 shares)                                        $13.13
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.13)*                              $13.93
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($973,882,648 divided by 74,874,578 shares)**                                        $13.01
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($40,946,502 divided by 3,127,684 shares)**                                          $13.09
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($118,701,268 divided by 9,088,679 shares)                                           $13.06
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.06)*                              $13.53
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class Y share
($12,393,880 divided by 943,344 shares)                                              $13.14
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended May 31, 2001 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $195,766)                                     $ 19,810,721
-------------------------------------------------------------------------------------------
Interest                                                                          1,764,065
-------------------------------------------------------------------------------------------
Total investment income                                                          21,574,786

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  6,068,432
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,555,388
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   25,439
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     13,026
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,416,537
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             5,031,854
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               196,990
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               446,303
-------------------------------------------------------------------------------------------
Other                                                                               797,933
-------------------------------------------------------------------------------------------
Total expenses                                                                   15,551,902
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (295,246)
-------------------------------------------------------------------------------------------
Net expenses                                                                     15,256,656
-------------------------------------------------------------------------------------------
Net investment income                                                             6,318,130
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 93,400,900
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (8,906,190)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,112)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                              24,175,244
-------------------------------------------------------------------------------------------
Net gain on investments                                                         108,668,842
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $114,986,972
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                             2001*            2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $    6,318,130   $   13,942,672
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                84,493,598     (177,886,956)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             24,175,244      127,727,624
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       114,986,972      (36,216,660)
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                             (4,420,009)     (10,562,850)
--------------------------------------------------------------------------------------------------
   Class B                                                                (79,981)      (2,590,298)
--------------------------------------------------------------------------------------------------
   Class C                                                                 (6,306)         (56,518)
--------------------------------------------------------------------------------------------------
   Class M                                                               (151,556)        (630,227)
--------------------------------------------------------------------------------------------------
   Class Y                                                                (60,983)        (123,952)
--------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                     --     (117,706,648)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --     (134,317,184)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --       (3,141,936)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --      (15,608,367)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --         (970,388)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                     (67,141,621)    (276,418,050)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                43,126,516     (598,343,078)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,301,955,596    2,900,298,674
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income and distributions in excess of net investment
income of $972,914 and $626,381, respectively)                     $2,345,082,112   $2,301,955,596
--------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                  Six months
                                       ended
Per-share                             May 31
operating performance            (Unaudited)                           Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.52       $13.95       $14.82       $14.87       $13.11       $11.01
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .06(c)       .12(c)       .17(c)       .15(c)       .19(c)       .23
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .60         (.11)         .30         1.32         2.52         2.41
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .66          .01          .47         1.47         2.71         2.64
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.05)        (.12)        (.17)        (.14)        (.20)        (.21)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.32)       (1.17)       (1.38)        (.75)        (.33)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.05)       (1.44)       (1.34)       (1.52)        (.95)        (.54)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.13       $12.52       $13.95       $14.82       $14.87       $13.11
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.29*         .12         3.55        10.97        22.29        24.95
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,199,158   $1,099,713   $1,285,330   $1,241,384   $1,051,276     $637,204
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .49*         .94          .90          .96         1.00         1.09
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .45*         .97         1.19         1.04         1.40         1.92
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 48.27*       80.05        80.27        81.62        74.51        83.97
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                  Six months
                                       ended
Per-share                             May 31
operating performance            (Unaudited)                           Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.40       $13.82       $14.70       $14.77       $13.03       $10.96
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .01(c)       .03(c)       .06(c)       .04(c)       .09(c)       .15
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .60         (.11)         .29         1.30         2.51         2.39
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .61         (.08)         .35         1.34         2.60         2.54
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --(d)      (.02)        (.06)        (.03)        (.11)        (.14)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.32)       (1.17)       (1.38)        (.75)        (.33)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (1.34)       (1.23)       (1.41)        (.86)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.01       $12.40       $13.82       $14.70       $14.77       $13.03
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.93*        (.59)        2.72        10.07        21.42        23.98
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $973,883   $1,032,497   $1,406,793   $1,480,683   $1,242,817     $763,438
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86*        1.69         1.65         1.71         1.75         1.84
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .08*         .22          .44          .29          .65         1.17
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 48.27*       80.05        80.27        81.62        74.51        83.97
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                  Six months
                                       ended                For the period
Per-share                             May 31   Year ended    Feb. 1, 1999+
operating performance            (Unaudited)      Nov. 30       to Nov. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.48       $13.91       $14.21
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (c)                .01          .03          .06
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .60         (.11)        (.25)
---------------------------------------------------------------------------
Total from
investment operations                    .61         (.08)        (.19)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                         --(d)      (.03)        (.11)
---------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.32)          --
---------------------------------------------------------------------------
Total distributions                       --        (1.35)        (.11)
---------------------------------------------------------------------------
Net asset value,
end of period                         $13.09       $12.48       $13.91
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.91*        (.63)       (1.36)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $40,947      $37,786      $33,369
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86*        1.69         1.37*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .08*         .22          .42*
---------------------------------------------------------------------------
Portfolio turnover (%)                 48.27*       80.05        80.27
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                  Six months
                                       ended
Per-share                             May 31
operating performance            (Unaudited)                           Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.45       $13.87       $14.75       $14.81       $13.06       $10.98
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .03(c)       .06(c)       .10(c)       .08(c)       .13(c)       .18
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .60         (.11)         .29         1.31         2.51         2.39
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .63         (.05)         .39         1.39         2.64         2.57
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.02)        (.05)        (.10)        (.07)        (.14)        (.16)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.32)       (1.17)       (1.38)        (.75)        (.33)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.02)       (1.37)       (1.27)       (1.45)        (.89)        (.49)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.06       $12.45       $13.87       $14.75       $14.81       $13.06
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.03*        (.35)        2.97        10.37        21.73        24.28
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $118,701     $120,613     $164,524     $169,631     $151,359      $95,576
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .74*        1.44         1.40         1.46         1.50         1.59
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .20*         .47          .69          .54          .90         1.42
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 48.27*       80.05        80.27        81.62        74.51        83.97
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------
                                  Six months
                                       ended                             For the period
Per-share                             May 31            Year ended        Oct 1, 1998+
operating performance            (Unaudited)            November 30        to Nov. 30
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.53       $13.96       $14.83       $12.69
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (c)                .07          .15          .21          .03
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .61         (.11)         .30         2.11
----------------------------------------------------------------------------------------
Total from
investment operations                    .68          .04          .51         2.14
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.07)        (.15)        (.21)          --
----------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.32)       (1.17)          --
----------------------------------------------------------------------------------------
Total distributions                     (.07)       (1.47)       (1.38)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.14       $12.53       $13.96       $14.83
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.43*         .38         3.80        16.86*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $12,394      $11,347      $10,282       $5,949
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .36*         .69          .65          .12*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .58*        1.21         1.45         1.82*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 48.27*       80.05        80.27        81.62
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Classic Equity Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2000 the fund had a capital loss carryover of approximately $165,575,000 available to offset future net capital gain, if any, which will expire on November 30, 2008.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally, accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, May 31, 2001, the fund's expenses were reduced by $295,246 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,956 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $243,096 and $5,024 from the sale of class A and class M shares, respectively, and received $736,247 and $3,635 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 2001, Putnam Retail Management, acting as underwriter received $6,275 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,089,362,830 and $1,126,306,263, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,161,457       $ 154,757,525
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  340,228           4,235,037
---------------------------------------------------------------------------
                                            12,501,685         158,992,562

Shares
repurchased                                 (9,032,834)       (114,601,301)
---------------------------------------------------------------------------
Net increase                                 3,468,851       $  44,391,261
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,595,576       $ 283,934,856
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                9,739,687         122,544,487
---------------------------------------------------------------------------
                                            33,335,263         406,479,343

Shares
repurchased                                (37,640,532)       (457,046,157)
---------------------------------------------------------------------------
Net decrease                                (4,305,269)      $ (50,566,814)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,553,805       $  57,606,259
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,153              74,456
---------------------------------------------------------------------------
                                             4,559,958          57,680,715

Shares
repurchased                                (12,973,429)       (163,404,340)
---------------------------------------------------------------------------
Net decrease                                (8,413,471)      $(105,723,625)
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,631,662       $ 139,975,187
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               10,234,931         128,162,177
---------------------------------------------------------------------------
                                            21,866,593         268,137,364

Shares
repurchased                                (40,366,320)       (478,637,569)
---------------------------------------------------------------------------
Net decrease                               (18,499,727)      $(210,500,205)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    527,814          $6,726,450
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      473               5,759
---------------------------------------------------------------------------
                                               528,287           6,732,209

Shares
repurchased                                   (428,612)         (5,391,386)
---------------------------------------------------------------------------
Net increase                                    99,675          $1,340,823
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,568,667        $ 17,889,057
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                               225,650           3,749,971
---------------------------------------------------------------------------
                                             1,794,317          21,639,028

Shares
repurchased                                 (1,165,734)        (14,071,444)
---------------------------------------------------------------------------
Net increase                                   628,583        $  7,567,584
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    593,188        $  7,571,857
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   11,699             144,638
---------------------------------------------------------------------------
                                               604,887           7,716,495

Shares
repurchased                                 (1,205,871)        (15,363,939)
---------------------------------------------------------------------------
Net decrease                                  (600,984)       $ (7,647,444)
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,657,506        $ 19,864,484
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                1,241,858          15,587,597
---------------------------------------------------------------------------
                                             2,899,364          35,452,081

Shares
repurchased                                 (5,069,564)        (60,165,481)
---------------------------------------------------------------------------
Net decrease                                (2,170,200)       $(24,713,400)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    166,363         $ 2,142,689
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,899              60,983
---------------------------------------------------------------------------
                                               171,262           2,203,672

Shares
repurchased                                   (133,837)         (1,706,308)
---------------------------------------------------------------------------
Net increase                                    37,425         $   497,364
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    652,885          $7,560,365
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                   87,092           1,094,551
---------------------------------------------------------------------------
                                               739,977           8,654,916

Shares
repurchased                                   (570,569)         (6,860,131)
---------------------------------------------------------------------------
Net increase                                   169,408          $1,794,785
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.



FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

Coleman N. Lannum
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Classic Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Classic Equity Fund
Supplement to semiannual Report dated 5/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 5/31/01

                                                      NAV
6 months                                              5.43%
1 year                                                9.21
5 years                                              66.01
Annual average                                       10.67
Life of fund (since class A inception, 1/5/95)      143.44
Annual average                                       14.91

Share value:                                          NAV
11/30/00                                            $12.53
5/31/01                                             $13.14
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     2       $0.067            --          $0.067
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



SA023-72895   949/990/096   7/01